Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities - Impact on financial statements from acquisitions Acquisition of NxStage Medical, Inc. Pro forma financial information (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($) $ / shares
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
Cash and cash equivalents	€ 19,518	€ 55,210		€ 9,759
Intangible assets and other assets	7,398
Goodwill	444,835			258,544
Noncontrolling interests	(120,197)	€ (137,368)		€ (37,140)
Revenue of acquiree since acquisition date	88,252
Operating profit (loss) of acquiree since acquisition date	€ 3,182
NxStage Medical Inc
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
NxStage purchase per common share | (per share)		€ 26.42			$ 30.00
Cash and cash equivalents		€ 41,574			$ 47,203
Trade accounts and other receivables from unrelated parties		30,000			34,062
Inventories		56,134			63,735
Other current assets		13,933			15,819
Property, plant and equipment		92,067			104,533
Right-of-use assets		19,027			21,603
Intangible assets and other assets		670,895			761,734
Goodwill		1,058,317			1,201,613
Accounts payable to unrelated parties, current provisions and other current liabilities		(63,792)			(72,429)
Deferred taxes		(88,502)			(100,485)
Lease liabilities from unrelated parties		(19,434)			(22,065)
Other liabilities		(24,504)			(27,822)
Noncontrolling interests		(3,578)			(4,063)
Total acquisition cost		1,782,137			2,023,438
Cash acquired		(41,574)	$ (47,203)
Net cash paid		€ 1,740,563	$ 1,976,235
Useful lives		13 years	13 years
Revenue of acquiree since acquisition date		€ 262,875	$ 294,281
Operating profit (loss) of acquiree since acquisition date		(27,821)	$ (31,145)
Proforma financial information details
Pro forma revenue		17,521,432
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA		€ 1,186,516
Basic earnings per share | € / shares		€ 3.92
Diluted earnings per share | € / shares		€ 3.92
NxStage Medical Inc | Technology
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
Intangible assets and other assets		€ 581,557			$ 660,300